Quarterly Holdings Report
for
Fidelity® Enhanced Mid Cap ETF
November 30, 2023
PET-NPRT1-0124
1.9910064.100
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Entertainment - 1.9%
Electronic Arts, Inc.	88,148	12,165,305
Playtika Holding Corp. (a)	471,729	4,099,325
Spotify Technology SA (a)	59,604	11,033,296
		27,297,926
Interactive Media & Services - 0.1%
Vimeo, Inc. (a)	343,268	1,208,303
Media - 0.5%
Liberty Media Corp. Liberty SiriusXM (a)	49,310	1,330,877
Liberty Media Corp. Liberty SiriusXM Class A	65,717	1,770,416
News Corp. Class B (b)	50,620	1,166,285
The New York Times Co. Class A	27,476	1,291,097
The Trade Desk, Inc. (a)	13,540	954,028
		6,512,703
TOTAL COMMUNICATION SERVICES		35,018,932
CONSUMER DISCRETIONARY - 11.9%
Automobile Components - 0.1%
Aptiv PLC (a)	9,604	795,595
Automobiles - 0.4%
Ford Motor Co.	570,256	5,850,827
Broadline Retail - 0.8%
eBay, Inc.	156,596	6,422,002
Etsy, Inc. (a)	60,552	4,590,447
		11,012,449
Distributors - 0.6%
Genuine Parts Co.	66,879	8,880,194
Diversified Consumer Services - 0.5%
ADT, Inc.	124,622	731,531
H&R Block, Inc.	141,800	6,440,556
		7,172,087
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	13,150	1,661,371
Booking Holdings, Inc. (a)	2,409	7,529,811
Caesars Entertainment, Inc. (a)	163,243	7,300,227
Chipotle Mexican Grill, Inc. (a)	2,367	5,212,726
Draftkings Holdings, Inc. (a)	46,064	1,761,487
MGM Resorts International	185,050	7,298,372
		30,763,994
Household Durables - 3.4%
D.R. Horton, Inc.	101,543	12,963,995
Lennar Corp. Class A	31,667	4,050,843
NVR, Inc. (a)	1,680	10,341,055
PulteGroup, Inc.	27,296	2,413,512
Toll Brothers, Inc.	99,962	8,585,736
TopBuild Corp. (a)	30,845	9,123,334
		47,478,475
Specialty Retail - 2.4%
AutoNation, Inc. (a)	6,151	832,046
AutoZone, Inc. (a)	2,525	6,590,073
GameStop Corp. Class A (a)(b)	24,311	353,725
Petco Health & Wellness Co., Inc. (a)(b)	429,704	1,297,706
Ross Stores, Inc.	92,254	12,028,077
Ulta Beauty, Inc. (a)	18,517	7,888,057
Williams-Sonoma, Inc.	20,438	3,832,943
		32,822,627
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	72,829	7,691,471
PVH Corp.	49,155	4,806,376
Tapestry, Inc.	213,553	6,763,224
Under Armour, Inc.:
Class A (sub. vtg.) (a)	28,634	233,081
Class C (non-vtg.) (a)	106,688	817,230
		20,311,382
TOTAL CONSUMER DISCRETIONARY		165,087,630
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	43,706	2,689,667
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores, Inc.	13,740	3,783,996
Grocery Outlet Holding Corp. (a)	60,448	1,705,238
Sysco Corp.	16,829	1,214,549
		6,703,783
Food Products - 0.3%
Lamb Weston Holdings, Inc.	23,753	2,376,013
McCormick & Co., Inc. (non-vtg.)	22,839	1,480,652
The J.M. Smucker Co.	8,023	880,364
		4,737,029
Household Products - 0.5%
Kimberly-Clark Corp.	36,944	4,571,081
Spectrum Brands Holdings, Inc.	34,030	2,359,300
		6,930,381
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	190,128	2,167,459
TOTAL CONSUMER STAPLES		23,228,319
ENERGY - 4.8%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	61,227	2,066,411
Halliburton Co.	237,600	8,798,328
		10,864,739
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy, Inc.	67,834	12,355,963
Coterra Energy, Inc.	103,687	2,721,784
Devon Energy Corp.	86,613	3,894,987
Diamondback Energy, Inc.	26,107	4,031,182
Hess Corp.	30,529	4,291,156
Marathon Oil Corp.	261,450	6,648,674
Murphy Oil Corp.	47,323	2,024,005
ONEOK, Inc.	152,714	10,514,359
Phillips 66 Co.	4,503	580,392
Targa Resources Corp.	76,045	6,878,270
Texas Pacific Land Corp.	961	1,606,744
The Williams Companies, Inc.	23,223	854,374
		56,401,890
TOTAL ENERGY		67,266,629
FINANCIALS - 14.9%
Banks - 0.9%
BOK Financial Corp.	14,343	1,029,397
Citizens Financial Group, Inc.	176,338	4,808,737
East West Bancorp, Inc.	94,966	5,975,261
		11,813,395
Capital Markets - 6.8%
Ameriprise Financial, Inc.	12,928	4,570,177
Bank of New York Mellon Corp.	261,653	12,643,073
Cboe Global Markets, Inc.	25,897	4,718,174
Interactive Brokers Group, Inc.	81,616	6,352,989
Janus Henderson Group PLC	27,835	728,999
Jefferies Financial Group, Inc.	38,365	1,359,656
LPL Financial	24,360	5,415,228
MSCI, Inc.	2,522	1,313,584
NASDAQ, Inc.	179,560	10,026,630
Raymond James Financial, Inc.	74,749	7,859,857
Robinhood Markets, Inc. (a)	799,137	7,032,406
SEI Investments Co.	2,929	171,844
State Street Corp.	137,545	10,016,027
Stifel Financial Corp.	121,909	7,438,887
Tradeweb Markets, Inc. Class A	74,760	7,244,244
XP, Inc. Class A	334,904	7,799,914
		94,691,689
Consumer Finance - 0.9%
Discover Financial Services	43,869	4,079,817
Synchrony Financial	258,740	8,372,826
		12,452,643
Financial Services - 2.6%
Apollo Global Management, Inc.	149,426	13,747,192
Corebridge Financial, Inc.	96,330	2,025,820
Essent Group Ltd.	22,956	1,109,693
Fidelity National Information Services, Inc.	118,882	6,971,240
FleetCor Technologies, Inc. (a)	9,123	2,194,082
MGIC Investment Corp.	42,415	746,080
The Western Union Co.	566,683	6,590,523
WEX, Inc. (a)	17,705	3,126,349
		36,510,979
Insurance - 3.7%
AFLAC, Inc.	2,502	206,940
Arch Capital Group Ltd. (a)	38,043	3,183,819
Arthur J. Gallagher & Co.	1,396	347,604
Axis Capital Holdings Ltd.	25,357	1,428,613
Brown & Brown, Inc.	127,931	9,561,563
Everest Re Group Ltd.	22,455	9,218,900
Hartford Financial Services Group, Inc.	43,016	3,362,131
Kinsale Capital Group, Inc.	1,114	390,011
Loews Corp.	20,526	1,442,773
Prudential Financial, Inc.	90,192	8,818,974
Reinsurance Group of America, Inc.	38,709	6,311,890
Unum Group	167,114	7,185,902
		51,459,120
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp.	25,911	268,956
TOTAL FINANCIALS		207,196,782
HEALTH CARE - 10.5%
Biotechnology - 3.2%
Biogen, Inc. (a)	42,663	9,986,555
Exact Sciences Corp. (a)	39,939	2,556,096
Exelixis, Inc. (a)	358,399	7,816,682
Gilead Sciences, Inc.	52,802	4,044,633
Incyte Corp. (a)	141,762	7,703,347
Sarepta Therapeutics, Inc. (a)	76,381	6,208,248
Seagen, Inc. (a)	8,609	1,835,525
United Therapeutics Corp. (a)	20,437	4,904,880
		45,055,966
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc. (c)	3,289	9,143
Dentsply Sirona, Inc.	46,404	1,473,327
DexCom, Inc. (a)	830	95,882
Hologic, Inc. (a)	24,247	1,728,811
IDEXX Laboratories, Inc. (a)	23,540	10,965,403
Insulet Corp. (a)	34,439	6,512,071
The Cooper Companies, Inc.	8,229	2,772,515
Zimmer Biomet Holdings, Inc.	89,749	10,438,706
Zimvie, Inc. (a)	17,646	166,755
		34,162,613
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	17,140	1,835,351
Cencora, Inc.	45,810	9,316,380
Cigna Group	5,864	1,541,528
Elevance Health, Inc.	7,645	3,665,701
Humana, Inc.	263	127,518
Molina Healthcare, Inc. (a)	15,170	5,545,545
Option Care Health, Inc. (a)	15,461	459,965
Premier, Inc.	34,941	719,435
		23,211,423
Health Care Technology - 0.7%
Teladoc Health, Inc. (a)(b)	178,333	3,234,961
Veeva Systems, Inc. Class A (a)	36,362	6,338,260
		9,573,221
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	138,696	6,036,050
Agilent Technologies, Inc.	30,775	3,933,045
Mettler-Toledo International, Inc. (a)	7,443	8,127,235
		18,096,330
Pharmaceuticals - 1.2%
Elanco Animal Health, Inc. (a)	2,160	25,445
Jazz Pharmaceuticals PLC (a)	50,621	5,984,921
Royalty Pharma PLC	119,209	3,226,988
Viatris, Inc.	764,848	7,021,305
		16,258,659
TOTAL HEALTH CARE		146,358,212
INDUSTRIALS - 20.0%
Aerospace & Defense - 2.6%
Axon Enterprise, Inc. (a)	41,250	9,482,138
Curtiss-Wright Corp.	4,286	916,775
General Dynamics Corp.	6,695	1,653,464
Howmet Aerospace, Inc.	137,524	7,233,762
Textron, Inc.	113,602	8,708,729
Woodward, Inc.	60,017	8,113,098
		36,107,966
Air Freight & Logistics - 0.3%
FedEx Corp.	17,364	4,494,324
Building Products - 3.1%
Allegion PLC	50,027	5,307,364
Builders FirstSource, Inc. (a)	53,059	7,115,742
Carlisle Companies, Inc.	1,934	542,313
Carrier Global Corp.	167,210	8,688,232
Fortune Brands Home & Security, Inc.	20,242	1,385,160
Lennox International, Inc.	8,425	3,426,111
Owens Corning	19,674	2,667,401
Trane Technologies PLC	63,454	14,303,164
		43,435,487
Commercial Services & Supplies - 2.0%
Cintas Corp.	25,066	13,867,765
MSA Safety, Inc.	1,562	272,007
Republic Services, Inc.	73,127	11,834,874
Tetra Tech, Inc.	11,047	1,747,083
		27,721,729
Construction & Engineering - 0.2%
EMCOR Group, Inc.	4,069	864,744
Valmont Industries, Inc.	6,897	1,514,374
		2,379,118
Electrical Equipment - 2.8%
Acuity Brands, Inc.	4,966	890,205
AMETEK, Inc.	76,792	11,920,422
Hubbell, Inc. Class B	28,791	8,637,300
nVent Electric PLC	149,332	7,951,929
Rockwell Automation, Inc.	23,076	6,356,053
Vertiv Holdings Co.	80,728	3,524,584
		39,280,493
Ground Transportation - 1.6%
Hertz Global Holdings, Inc. (a)(b)	88,662	739,441
Old Dominion Freight Lines, Inc.	29,597	11,515,009
Uber Technologies, Inc. (a)	15,090	850,774
XPO, Inc. (a)	100,292	8,653,194
		21,758,418
Machinery - 4.9%
AGCO Corp.	64,355	7,306,223
Allison Transmission Holdings, Inc.	133,222	7,124,713
Cummins, Inc.	48,191	10,802,495
Donaldson Co., Inc.	40,839	2,484,645
Flowserve Corp.	28,914	1,106,250
Fortive Corp.	132,561	9,144,058
Gates Industrial Corp. PLC (a)	27,811	340,963
Graco, Inc.	63,155	5,101,661
ITT, Inc.	6,989	756,699
Oshkosh Corp.	19,719	1,918,462
PACCAR, Inc.	149,993	13,772,357
Parker Hannifin Corp.	15,120	6,549,682
Westinghouse Air Brake Tech Co.	16,019	1,867,175
		68,275,383
Marine Transportation - 0.2%
Kirby Corp. (a)	37,801	2,901,227
Passenger Airlines - 0.7%
American Airlines Group, Inc. (a)	185,875	2,310,426
Delta Air Lines, Inc.	23,565	870,255
United Airlines Holdings, Inc. (a)	164,138	6,467,037
		9,647,718
Professional Services - 0.9%
Booz Allen Hamilton Holding Corp. Class A	13,379	1,674,114
Leidos Holdings, Inc.	37,697	4,045,642
Parsons Corp. (a)	109,559	6,824,430
		12,544,186
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	11,349	8,922,470
TOTAL INDUSTRIALS		277,468,519
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.5%
Juniper Networks, Inc.	271,290	7,718,201
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. Class A	50,679	4,611,282
Keysight Technologies, Inc. (a)	74,294	10,095,812
		14,707,094
IT Services - 3.6%
Gartner, Inc. (a)	28,487	12,387,287
GoDaddy, Inc. (a)	90,766	9,082,046
Kyndryl Holdings, Inc. (a)	47,845	862,645
MongoDB, Inc. Class A (a)	28,092	11,678,968
Twilio, Inc. Class A (a)	135,393	8,757,219
Wix.com Ltd. (a)	74,978	7,610,267
		50,378,432
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems LLC (a)	64,582	1,757,922
Cirrus Logic, Inc. (a)	36,904	2,801,383
KLA Corp.	5,450	2,968,179
Lattice Semiconductor Corp. (a)	123,198	7,213,243
Monolithic Power Systems, Inc.	13,033	7,151,468
ON Semiconductor Corp. (a)	30,124	2,148,745
Qorvo, Inc. (a)	81,640	7,878,260
		31,919,200
Software - 7.1%
AppLovin Corp. (a)	192,405	7,211,339
Autodesk, Inc. (a)	2,721	594,348
Cadence Design Systems, Inc. (a)	28,506	7,789,835
DocuSign, Inc. (a)	186,186	8,024,617
Dropbox, Inc. Class A (a)	288,042	8,117,024
HubSpot, Inc. (a)	19,979	9,868,227
Manhattan Associates, Inc. (a)	8,846	1,973,100
Nutanix, Inc. Class A (a)	108,285	4,666,001
Palo Alto Networks, Inc. (a)	27,574	8,136,812
Pegasystems, Inc.	17,993	935,276
RingCentral, Inc. (a)	215,768	6,140,757
Smartsheet, Inc. (a)	49,245	2,087,003
Splunk, Inc. (a)	12,688	1,922,740
Synopsys, Inc. (a)	14,373	7,807,845
Teradata Corp. (a)	165,124	7,802,109
Workday, Inc. Class A (a)	27,239	7,374,142
Zoom Video Communications, Inc. Class A (a)	92,650	6,284,450
Zscaler, Inc. (a)	10,189	2,012,633
		98,748,258
Technology Hardware, Storage & Peripherals - 0.6%
NetApp, Inc.	23,940	2,187,877
Pure Storage, Inc. Class A (a)	183,356	6,107,588
		8,295,465
TOTAL INFORMATION TECHNOLOGY		211,766,650
MATERIALS - 5.8%
Chemicals - 1.9%
CF Industries Holdings, Inc.	89,825	6,750,349
Eastman Chemical Co.	21,533	1,805,111
Element Solutions, Inc.	354,778	7,436,147
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,035,482	1,335,772
The Chemours Co. LLC	186,007	5,102,172
Westlake Corp.	33,331	4,279,367
		26,708,918
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	23,707	11,014,035
Vulcan Materials Co.	51,107	10,914,411
		21,928,446
Containers & Packaging - 0.5%
Berry Global Group, Inc.	103,936	6,872,248
Metals & Mining - 1.8%
Nucor Corp.	77,865	13,234,714
Reliance Steel & Aluminum Co.	9,594	2,640,844
Steel Dynamics, Inc.	82,578	9,837,517
		25,713,075
TOTAL MATERIALS		81,222,687
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Agree Realty Corp.	93,472	5,534,477
American Homes 4 Rent Class A	210,189	7,623,555
Apartment Income (REIT) Corp.	43,285	1,347,029
EastGroup Properties, Inc.	5,327	925,566
EPR Properties	34,137	1,523,193
Federal Realty Investment Trust (SBI)	73,829	7,057,314
First Industrial Realty Trust, Inc.	18,453	868,214
Highwoods Properties, Inc. (SBI)	142,899	2,707,936
Invitation Homes, Inc.	139,324	4,647,849
Kilroy Realty Corp.	23,363	770,512
NNN (REIT), Inc.	189,631	7,702,811
Park Hotels & Resorts, Inc.	324,516	4,812,572
Regency Centers Corp.	106,703	6,698,814
Ryman Hospitality Properties, Inc.	17,457	1,751,810
SBA Communications Corp. Class A	21,158	5,225,180
Simon Property Group, Inc.	103,434	12,917,872
Terreno Realty Corp.	12,387	707,422
VICI Properties, Inc.	206,178	6,162,660
		78,984,786
Real Estate Management & Development - 0.6%
CoStar Group, Inc. (a)	29,184	2,423,439
Zillow Group, Inc.:
Class A (a)	72,350	2,849,867
Class C (a)	84,877	3,474,864
		8,748,170
TOTAL REAL ESTATE		87,732,956
UTILITIES - 4.1%
Electric Utilities - 0.3%
Entergy Corp.	8,121	823,551
Eversource Energy	5,354	318,081
Hawaiian Electric Industries, Inc.	33,529	408,719
Xcel Energy, Inc.	49,221	2,994,606
		4,544,957
Gas Utilities - 0.6%
National Fuel Gas Co.	136,617	6,938,777
UGI Corp.	67,109	1,475,727
		8,414,504
Independent Power and Renewable Electricity Producers - 1.5%
Brookfield Renewable Corp.	144,256	3,828,554
Clearway Energy, Inc.:
Class A	28,579	676,465
Class C	45,653	1,139,955
The AES Corp.	343,064	5,904,131
Vistra Corp.	245,754	8,702,149
		20,251,254
Multi-Utilities - 1.7%
Consolidated Edison, Inc.	95,039	8,563,964
NiSource, Inc.	306,520	7,859,173
WEC Energy Group, Inc.	84,932	7,102,014
		23,525,151
TOTAL UTILITIES		56,735,866
TOTAL COMMON STOCKS (Cost $1,205,966,588)		1,359,083,182

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.33% 2/22/24 to 2/29/24 (e) (Cost $1,727,155)	1,750,000	1,727,195

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	760,762	760,914
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	7,141,987	7,142,701
TOTAL MONEY MARKET FUNDS (Cost $7,903,615)		7,903,615

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $1,215,597,358)	1,368,713,992
NET OTHER ASSETS (LIABILITIES) - 1.6%	22,090,537
NET ASSETS - 100.0%	1,390,804,529

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	111	Dec 2023	28,500,360	161,913	161,913

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,727,195.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	16,608,258	15,847,344	5,179	-	-	760,914	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	11,161,606	4,018,905	1,208	-	-	7,142,701	0.0%
Total	-	27,769,864	19,866,249	6,387	-	-	7,903,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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